1

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 31.9%

EXCHANGE-TRADED FUNDS – 28.3%

iShares iBoxx High Yield Corporate Bond ETF	21,300	$1,818,807

iShares International Select Dividend ETF#	227,000	5,765,800

SPDR Dow Jones International
Real Estate ETF#	42,625	1,256,159

Vanguard REIT ETF	10,700	870,873

TOTAL EXCHANGE-TRADED FUNDS		$9,711,639

INFLATION-PROTECTED SECURITIES FUND – 3.6%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	44,260	1,241,939

TOTAL INVESTMENT COMPANIES (COST $12,986,317)		$10,953,578

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2012-114, Class VM, 3.50%, 10/25/25	$89,871	$94,024

WHOLE LOAN—0.0%**

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 3.85%, 2/25/34Δ	9,045	8,571

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 3.96%, 11/25/35Δ	1,728	1,642

TOTAL WHOLE LOAN		$10,213

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $111,156)		$104,237

CORPORATE BONDS – 12.2%

AEROSPACE & DEFENSE – 0.1%

L3Harris Technologies, Inc.,
Sr. Unsecured, 2.90%, 12/15/29	15,000	16,697

Raytheon Technologies Corp.,
Sr. Unsecured, 3.50%, 3/15/27Ω	25,000	28,480

TOTAL AEROSPACE & DEFENSE		$45,177

AUTOMOTIVE – 0.3%

General Motors Financial Co., Inc.,
Company Guaranteed, 3.20%, 7/06/21	40,000	40,679
PACCAR Financial Corp.,
Sr. Unsecured, MTN, 2.65%, 5/10/22	55,000	57,309

TOTAL AUTOMOTIVE		$97,988

Description	Par Value	Value

BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 4.90%, 2/01/46	$20,000	$25,751

Keurig Dr. Pepper, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	41,642
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 5/01/30	15,000	17,060

TOTAL BEVERAGES		$84,453

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	33,347

CAPITAL MARKETS – 0.4%

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	60,001

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	39,898

Morgan Stanley, Sr. Unsecured, MTN, (SOFRRATE + 3.12%), 3.62%, 4/01/31Δ	20,000	23,376

Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	11,702

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,710

TOTAL CAPITAL MARKETS		$153,687

CHEMICALS – 0.1%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	15,000	15,147

DuPont de Nemours, Inc., Sr. Unsecured, 2.17%, 5/01/23#	20,000	20,413

TOTAL CHEMICALS		$35,560

COMMERCIAL BANKS – 0.7%

Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	104,778

Fifth Third Bancorp, Sr. Unsecured, 2.55%, 5/05/27	15,000	16,376

Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	22,125

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	25,000	26,723

Truist Financial Corp., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,395

U.S. Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	46,470

TOTAL COMMERCIAL BANKS		$246,867

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

COMMERCIAL SERVICES & SUPPLIES – 0.2%

Global Payments, Inc., Sr. Unsecured, 3.75%, 6/01/23	$50,000	$53,954

COMPUTERS – 0.2%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	51,584

CONSUMER FINANCE – 0.2%

Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	25,000	25,090

Capital One Financial Corp., Sr. Unsecured, 2.60%, 5/11/23	30,000	31,502

TOTAL CONSUMER FINANCE		$56,592

DIVERSIFIED FINANCIAL SERVICES – 1.4%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	22,334

BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	40,067

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	36,521

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	154,484

JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	100,143

Wells Fargo & Co., Sr. Unsecured, (SOFRRATE + 2.00%), 2.19%, 4/30/26Δ	25,000	26,141

Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	50,296

Wells Fargo & Co., Series M, Subordinated, GMTN, 3.45%, 2/13/23	35,000	37,284

TOTAL DIVERSIFIED FINANCIAL SERVICES		$467,270

ELECTRIC – 0.4%

DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,920

WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	70,000	71,887

WEC Energy Group, Inc., Sr. Unsecured, 3.10%, 3/08/22	45,000	46,823

TOTAL ELECTRIC		$129,630

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	38,095

Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	32,121

TOTAL ENVIRONMENTAL CONTROL		$70,216

FOOD & STAPLES RETAILING – 0.8%

Archer-Daniels-Midland Co., Sr. Unsecured, 3.25%, 3/27/30	20,000	23,309

Description	Par Value	Value

Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	$40,000	$43,757

Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	46,707

Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	35,000	36,572

Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	50,000	72,727

McCormick & Co., Inc., Sr. Unsecured, 2.50%, 4/15/30	35,000	38,120

TOTAL FOOD & STAPLES RETAILING		$261,192

FOREST PRODUCTS & PAPER – 0.2%

International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	50,000	62,596

HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	45,000	47,785

HEALTH CARE PROVIDERS & SERVICES – 0.3%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	34,655

Cigna Corp., Company Guaranteed, 4.13%, 9/15/20	19,000	19,078

UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	26,341

UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	28,458

TOTAL HEALTH CARE PROVIDERS & SERVICES		$108,532

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	69,699

Whirlpool Corp., Sr. Unsecured, 4.60%, 5/15/50	30,000	37,782

TOTAL HOME FURNISHINGS		$107,481

HOTELS, RESTAURANTS & LEISURE – 0.0%**

McDonald’sCorp., Sr. Unsecured, MTN, 1.45%, 9/01/25	15,000	15,562

HOUSEHOLD PRODUCTS – 0.1%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	18,734

INDUSTRIALS – 0.1%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 6/30/30	30,000	31,223

INSURANCE – 1.0%

American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	60,000	60,848

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	44,082

CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	38,622

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
Lincoln National Corp.,
Sr. Unsecured, 3.63%, 12/12/26	$25,000	$28,065
W.R. Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,426
W.R. Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	57,938
W.R. Berkley Corp.,
Sr. Unsecured, 4.00%, 5/12/50#	30,000	35,920

TOTAL INSURANCE		$328,901

MACHINERY – 0.1%
Caterpillar, Inc.,
Sr. Unsecured, 2.60%, 4/09/30	25,000	27,968

MEDIA – 0.5%
Comcast Corp.,
Company Guaranteed, 4.70%, 10/15/48	35,000	50,221
ViacomCBS, Inc.,
Company Guaranteed, 4.60%, 1/15/45	75,000	85,318
ViacomCBS, Inc.,
Sr. Unsecured, 4.95%, 5/19/50	25,000	30,271
Walt Disney Co. (The) /
TWDC Enterprises 18 Corp.,
Company Guaranteed, GMTN, 4.13%, 6/01/44	10,000	12,676

TOTAL MEDIA		$178,486

MISCELLANEOUS MANUFACTURING – 0.4%
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	49,525
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,241
Trane Technologies Luxembourg Finance SA,
Company Guaranteed, 3.50%, 3/21/26	55,000	61,125

TOTAL MISCELLANEOUS MANUFACTURING		$130,891

MULTI-UTILITIES – 0.2%
Sempra Energy,
Sr. Unsecured, 2.85%, 11/15/20	55,000	55,210

OIL & GAS – 0.7%
Marathon Oil Corp.,
Sr. Unsecured, 4.40%, 7/15/27	70,000	71,080
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	21,514
Occidental Petroleum Corp.,
Sr. Unsecured, 2.70%, 8/15/22	35,000	33,868
Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	20,000	21,325
Phillips 66,
Company Guaranteed, 3.85%, 4/09/25	10,000	11,237
Shell International Finance BV,
Company Guaranteed, 3.25%, 5/11/25	25,000	28,004
Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	30,000	34,257

Description	Par Value	Value
Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	$10,000	$12,299

TOTAL OIL & GAS		$233,584

PHARMACEUTICALS – 0.5%
AbbVie, Inc.,
Sr. Unsecured, 4.25%, 11/14/28	25,000	30,199
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	25,572
Bristol-Myers Squibb Co.,
Sr. Unsecured, 2.75%, 2/15/23#	25,000	26,458
Bristol-Myers Squibb Co.,
Sr. Unsecured, 4.55%, 2/20/48	45,000	66,047
Zoetis, Inc.,
Sr. Unsecured, 3.95%, 9/12/47	20,000	26,193

TOTAL PHARMACEUTICALS		$174,469

PIPELINES – 0.7%
Energy Transfer Operating LP,
Company Guaranteed, 3.60%, 2/01/23	35,000	36,045
Energy Transfer Operating LP,
Company Guaranteed, 4.20%, 4/15/27	40,000	41,918
Energy Transfer Operating LP,
Company Guaranteed, 3.75%, 5/15/30	15,000	14,892
Kinder Morgan, Inc.,
Company Guaranteed, 5.20%, 3/01/48	40,000	51,495
MPLX LP,
Sr. Unsecured, 4.00%, 3/15/28	30,000	32,617
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	49,966
Spectra Energy Partners LP,
Company Guaranteed, 4.50%, 3/15/45	25,000	29,417

TOTAL PIPELINES		$256,350

REAL ESTATE INVESTMENT TRUSTS – 0.6%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	17,237
AvalonBay Communities, Inc.,
Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	28,304
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	42,058
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	15,000	16,198
Healthpeak Properties, Inc.,
Sr. Unsecured, 2.88%, 1/15/31	50,000	53,556
Welltower, Inc.,
Sr. Unsecured, 3.63%, 3/15/24	55,000	59,092

TOTAL REAL ESTATE INVESTMENT TRUSTS		$216,445

SEMICONDUCTORS – 0.3%
Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	36,953
Texas Instruments, Inc.,
Sr. Unsecured, 1.75%, 5/04/30	70,000	73,234

TOTAL SEMICONDUCTORS		$110,187

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

TELECOMMUNICATIONS – 0.1%
AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	$15,000	$18,113
AT&T, Inc.,
Sr. Unsecured, 4.85%, 7/15/45	25,000	31,366

TOTAL TELECOMMUNICATIONS		$49,479

TRANSPORTATION – 0.3%
FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	33,243
FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	16,985
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	10,294
Union Pacific Corp.,
Sr. Unsecured, 3.15%, 3/01/24	45,000	49,085

TOTAL TRANSPORTATION		$109,607

TRUCKING & LEASING – 0.1%
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	24,524

UTILITIES – 0.3%
FirstEnergy Corp.,
Sr. Unsecured, 2.05%, 3/01/25	100,000	101,851

TOTAL CORPORATE BONDS (COST $3,751,474)		$4,177,382

	Number of Shares

COMMON STOCKS – 36.9%

COMMUNICATION SERVICES -2.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
AT&T, Inc.	13,475	$398,591
Verizon Communications, Inc.	4,675	268,719

		$667,310

MEDIA – 0.5%
Omnicom Group, Inc.	3,150	169,249

TOTAL COMMUNICATION SERVICES		$836,559

CONSUMER DISCRETIONARY -2.4%

HOTELS, RESTAURANTS & LEISURE – 0.5%
McDonald’s Corp.	850	165,138

MULTILINE RETAIL – 1.1%
Target Corp.	3,000	377,640

SPECIALTY RETAIL – 0.8%
Home Depot, Inc. (The)	1,000	265,490

TOTAL CONSUMER DISCRETIONARY		$808,268

Description	Number of Shares	Value

CONSUMER STAPLES – 3.6%

BEVERAGES – 1.6%
Coca-Cola Co. (The)	6,050	$285,802
PepsiCo., Inc.	1,976	272,016

		$557,818

HOUSEHOLD PRODUCTS – 1.2%
Procter & Gamble Co. (The)	3,100	406,472

TOBACCO – 0.8%
Philip Morris International, Inc.	3,600	276,516

TOTAL CONSUMER STAPLES		$1,240,806

ENERGY – 2.5%

OIL, GAS & CONSUMABLE FUELS – 2.5%
BP PLC ADR#	6,225	137,199
Chevron Corp.	3,525	295,889
ConocoPhillips	5,500	205,645
Exxon Mobil Corp.	2,525	106,252
Valero Energy Corp.	1,740	97,840

TOTAL ENERGY		$842,825

FINANCIALS – 7.0%

CAPITAL MARKETS – 1.5%
BlackRock, Inc.	510	293,255
Main Street Capital Corp.	60	1,819
Morgan Stanley	4,600	224,848

		$519,922

COMMERCIAL BANKS – 2.2%
First Hawaiian, Inc.#	6,325	109,928
Toronto-Dominion Bank (The)	4,925	218,079
U.S. Bancorp	7,175	264,327
United Bankshares, Inc.	6,950	182,924

		$775,258

DIVERSIFIED FINANCIAL SERVICES – 2.0%
Citigroup, Inc.	4,700	235,047
JPMorgan Chase & Co.	4,625	446,960

		$682,007

INSURANCE – 1.3%
MetLife, Inc.	6,100	230,885
Old Republic International Corp.	12,950	208,106

		$438,991

TOTAL FINANCIALS		$2,416,178

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

HEALTH CARE – 5.4%

BIOTECHNOLOGY – 0.6%
Amgen, Inc.	800	$195,736

HEALTH CARE PROVIDERS & SERVICES – 0.8%
CVS Health Corp.	4,675	294,245

PHARMACEUTICALS – 4.0%
Bristol-Myers Squibb Co.	4,550	266,903
Johnson & Johnson	3,000	437,280
Merck & Co., Inc.	3,575	286,858
Pfizer, Inc.	9,875	379,990

		$1,371,031

TOTAL HEALTH CARE		$1,861,012

INDUSTRIALS – 4.3%

AEROSPACE & DEFENSE – 1.2%
Lockheed Martin Corp.	1,075	407,393

AIR FREIGHT & LOGISTICS – 1.1%
United Parcel Service, Inc., Class B	2,675	381,883

BUILDING PRODUCTS – 0.7%
Johnson Controls International PLC	6,175	237,614

ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	4,375	271,294

MACHINERY – 0.5%
Caterpillar, Inc.	1,250	166,100

TOTAL INDUSTRIALS		$1,464,284

INFORMATION TECHNOLOGY –4.6%

COMMUNICATIONS EQUIPMENT – 1.3%
Cisco Systems, Inc.	9,450	445,095

IT SERVICES – 0.7%
International Business Machines Corp.	1,850	227,439

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%
Broadcom, Inc.	1,100	348,425
QUALCOMM, Inc.	5,250	554,452

		$902,877

TOTAL INFORMATION TECHNOLOGY		$1,575,411

MATERIALS – 1.5%

CHEMICALS – 1.5%
Dow, Inc.	7,250	297,685
Nutrien Ltd.	6,750	219,982
TOTAL MATERIALS		$517,667

REAL ESTATE – 0.6%

REAL ESTATE INVESTMENT TRUST – 0.6%
Crown Castle International Corp.	1,135	189,205

Description	Number of Shares	Value

UTILITIES – 2.6%
ELECTRIC UTILITIES – 2.6%
American Electric Power Co., Inc.	2,975	$258,468
Duke Energy Corp.	2,275	192,783
FirstEnergy Corp.	6,725	195,025
NextEra Energy, Inc.	910	255,437

TOTAL UTILITIES		$901,713

TOTAL COMMON STOCKS (COST $11,812,709)		$12,653,928

	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.1%

AIRLINES – 0.1%
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	$31,717	$30,648

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATE
(COST $30,765)		$30,648

GOVERNMENT AGENCY – 0.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%
3.25%, 11/16/28#	35,000	41,987

TOTAL GOVERNMENT AGENCY
(COST $34,652)		$41,987

MORTGAGE-BACKED SECURITIES – 6.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 2.8%
Pool C00478, 8.50%, 9/01/26	825	959
Pool A15865, 5.50%, 11/01/33	23,313	26,367
Pool A19412, 5.00%, 3/01/34	51,359	58,965
Pool G05774, 5.00%, 1/01/40	121,256	135,955
Pool C03517, 4.50%, 9/01/40	15,613	17,341
Pool C03849, 3.50%, 4/01/42	29,714	32,063
Pool C04305, 3.00%, 11/01/42	118,242	126,580
Pool C09020, 3.50%, 11/01/42	97,194	103,989
Pool G07889, 3.50%, 8/01/43	21,588	23,092
Pool Q23891, 4.00%, 12/01/43	20,481	22,408
Pool G60038, 3.50%, 1/01/44	77,253	82,647
Pool ZS4693, 3.00%, 12/01/46	98,609	104,725
Pool SD8000, 3.00%, 7/01/49	53,103	56,206
Pool SD8012, 4.00%, 9/01/49	2,186	2,323
Pool SD8037, 2.50%, 1/01/50	152,177	159,865
Pool RA2480, 2.50%, 7/01/50	13,953	14,766

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$968,251

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.8%
Pool AB4089, 3.00%, 12/01/26	$13,263	$13,901
Pool 533246, 7.50%, 4/01/30	2,293	2,378
Pool AJ4050, 4.00%, 10/01/41	50,421	55,347
Pool AX5302, 4.00%, 1/01/42	16,444	18,046
Pool AT7899, 3.50%, 7/01/43	41,724	44,338
Pool AS0302, 3.00%, 8/01/43	50,244	53,870
Pool AL6325, 3.00%, 10/01/44	44,803	47,972
Pool BC0830, 3.00%, 4/01/46	52,301	55,467
Pool BC9468, 3.00%, 6/01/46	15,952	16,925
Pool BE1899, 3.00%, 11/01/46	81,018	85,943
Pool BD7166, 4.50%, 4/01/47	48,389	52,379
Pool BE3625, 3.50%, 5/01/47	89,638	94,892
Pool BE3702, 4.00%, 6/01/47	118,611	127,109
Pool BE3767, 3.50%, 7/01/47	10,028	10,610
Pool BH9215, 3.50%, 1/01/48	26,287	27,812
Pool BJ0650, 3.50%, 3/01/48	163,802	172,942
Pool BJ9169, 4.00%, 5/01/48	61,605	65,510
Pool BK4764, 4.00%, 8/01/48	47,929	50,967
Pool MA3444, 4.50%, 8/01/48	31,498	33,891
Pool BN1628, 4.50%, 11/01/48	15,641	16,829
Pool BN3956, 4.00%, 1/01/49	24,096	25,624
Pool MA3871, 3.00%, 12/01/49	65,264	69,041
Pool CA5353, 3.50%, 3/01/50	150,468	161,704

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,303,497

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	3,996	4,313
Pool 354765, 7.00%, 2/15/24	6,471	7,232
Pool 354827, 7.00%, 5/15/24	4,627	5,176

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$16,721

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,203,152)		$2,288,469

U.S. TREASURY – 10.0%

U.S. TREASURY BONDS – 2.5%
2.00%, 2/15/50#	50,000	60,082
2.50%, 2/15/46	65,000	84,095
3.00%, 11/15/44	53,000	73,920
3.00%, 11/15/45	8,000	11,235
3.00%, 2/15/47	21,000	29,825
3.00%, 5/15/47	30,000	42,654
3.13%, 8/15/44	11,000	15,615
3.38%, 5/15/44	139,000	204,400
3.63%, 2/15/44	87,000	132,284

Description	Par Value	Value
4.38%, 5/15/40	$120,000	$194,791
4.75%, 2/15/37	21,000	34,126

TOTAL U.S. TREASURY BONDS		$883,027

U.S. TREASURY NOTES –7.5%
1.13%, 2/28/21	70,000	70,407
1.50%, 8/15/26	90,000	96,348
1.63%, 11/15/22	96,000	99,296
1.63%, 5/15/26	195,000	209,879
1.75%, 5/15/23	405,000	423,409
1.75%, 7/31/24	30,000	31,889
2.00%, 10/31/21	165,000	168,800
2.00%, 4/30/24	170,000	181,720
2.00%, 2/15/25	115,000	124,363
2.00%, 8/15/25	35,000	38,102
2.13%, 6/30/22	175,000	181,689
2.13%, 5/15/25	140,000	152,756
2.25%, 11/15/24	80,000	87,050
2.25%, 11/15/25	5,000	5,524
2.25%, 8/15/27	460,000	519,416
2.38%, 5/15/29	150,000	174,401

TOTAL U.S. TREASURY NOTES		$2,565,049

TOTAL U.S. TREASURY (COST $3,018,881)		$3,448,076

	Number of Shares

MONEY MARKET FUND – 1.7%

Dreyfus Government Cash Management
Fund, Institutional Shares, 0.07%^	570,543	$570,543

TOTAL MONEY MARKET FUND (COST $570,543)		$570,543

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $34,519,649)		$34,268,848

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%

REPURCHASE AGREEMENTS – 1.8%
Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $113,847 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $116,123.	$113,846	$113,846

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Diversified Income Fund (concluded)

Description	Par Value	Value
Bank of Montreal, 0.09%, dated 7/31/20, due 8/03/20, repurchase price $45,306 collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 8/20/49 to 5/01/50; total market value of $46,212.	$45,306	$45,306
BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $113,847 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $116,123.	113,846	113,846
Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $113,847 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $116,123.	113,846	113,846
HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $113,847 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $116,123.	113,846	113,846

Description	Par Value	Value
RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $113,847 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $116,123.	$113,846	$113,846

TOTAL REPURCHASE AGREEMENTS (COST $614,536)		$614,536

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN ( COST $614,536)		$614,536

TOTAL INVESTMENTS – 101.7% (COST $35,134,185)		$34,883,384

COLLATERAL FOR SECURITIES ON LOAN – (1.8%)		(614,536)

OTHER ASSETS LESS LIABILITIES – 0.1%		35,723

TOTAL NET ASSETS – 100.0%		$34,304,571

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2020, these liquid restricted securities amounted to $182,964 representing 0.53% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SOFRRATE	Secured Overnight Financing Rate Standard & Poor’s Depository

SPDR	Receipts

Currency Code	Currency

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)